Other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income [abstract]
Other income	€ 20	€ 214	€ 118
Income from positive recovery of defaulted receivables	27	32
Other income	€ (58)	€ 79